S-K 1603(a)(7) Direct and Indirect Material Interest Holders	Jan. 16, 2026
Direct and Indirect Material Interest Holder (Mr. Yun Chen) [Member]
SPAC Sponsor Direct and Indirect Material Interest Holder [Line Items]
SPAC Sponsor Direct and Indirect Material Interest Holder Name	Mr. Yun Chen